Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Summary of Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2024	12.7	7.6	16.2	36.5
Additional provision in the period	0.6	—	2.7	3.3
Release of provision	(1.0)	(0.2)	(1.0)	(2.2)
Utilization of provision	(7.4)	—	(1.2)	(8.6)
Foreign exchange	(0.1)	—	—	(0.1)
Balance as of June 30, 2024	4.8	7.4	16.7	28.9

Analysis of total provisions:			June 30, 2024	December 31, 2023
Current			26.1	35.1
Non-current			2.8	1.4
Total			28.9	36.5